Income Taxes - Schedule of Components of Income from Continuing Operations Before Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
United States	$ 1,374	$ 901	$ 538
Foreign	466	482	437
Income before income taxes	$ 1,840	$ 1,383	$ 975